Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 6.25%
Basic Industry — 0.15%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	81,000	$ 123,363
		123,363
Capital Goods — 0.17%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	130,000	136,175
		136,175
Communications — 0.85%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	151,000	135,674
DISH Network 3.375% exercise price $65.17, maturity date 8/15/26	161,000	146,429
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	151,000	156,757
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	171,000	166,297
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	76,000	70,680
		675,837
Consumer Cyclical — 0.38%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	98,000	91,569
Ford Motor 144A 0.00% exercise price $17.31, maturity date 3/15/26 #, ^	108,000	132,330
FuboTV 144A 3.25% exercise price $57.78, maturity date 2/15/26 #	108,000	81,972
		305,871
Consumer Non-Cyclical — 1.60%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	59,000	59,118
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	176,000	186,450
Chegg 4.124% exercise price $107.55, maturity date 9/1/26 ^	168,000	137,760
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	108,000	$ 104,058
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	150,000	147,525
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	177,000	192,700
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	101,000	90,269
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	88,000	102,025
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	46,000	59,829
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	214,000	192,942
		1,272,676
Electric — 0.26%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	49,000	53,092
NRG Energy 2.75% exercise price $44.89, maturity date 6/1/48	138,000	152,632
		205,724
Energy — 0.24%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	174,000	188,668
		188,668
Financials — 0.33%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	99,000	147,263
Repay Holdings 144A 0.343% exercise price $33.60, maturity date 2/1/26 #, ^	137,000	118,642
		265,905
Industrials — 0.29%
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	83,000	207,815
NQ-DDF [2/22] 4/22 (2112892)    1

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Industrials (continued)
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	33,000	$ 24,486
		232,301
REITs — 0.34%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	141,000	145,794
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	118,000	124,313
		270,107
Technology — 1.24%
Block 0.125% exercise price $121.01, maturity date 3/1/25	68,000	87,083
Microchip Technology 1.625% exercise price $46.63, maturity date 2/15/27	73,000	147,141
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	71,000	214,952
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	80,000	179,320
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	158,000	156,230
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	127,000	131,255
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	64,000	69,000
		984,981
Transportation — 0.40%
Seaspan 144A 3.75% exercise price $13.00, maturity date 12/15/25 #	152,000	189,620
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	140,000	130,340
		319,960
Total Convertible Bonds (cost $4,609,718)		4,981,568

	Principal amount°	Value (US $)

Corporate Bonds — 34.01%
Automotive — 1.21%
Allison Transmission 144A 5.875% 6/1/29 #	330,000	$ 346,723
Ford Motor Credit
3.375% 11/13/25	310,000	305,703
4.542% 8/1/26	305,000	314,562
		966,988
Banking — 0.94%
Morgan Stanley 5.875% 9/15/26 μ, ψ	425,000	454,987
Popular 6.125% 9/14/23	280,000	291,690
		746,677
Basic Industry — 3.46%
Allegheny Technologies 5.125% 10/1/31	100,000	97,360
Artera Services 144A 9.033% 12/4/25 #	145,000	145,671
Avient 144A 5.75% 5/15/25 #	88,000	90,422
Chemours 144A 5.75% 11/15/28 #	155,000	152,587
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	200,450
144A 7.50% 4/1/25 #	200,000	204,634

Freeport-McMoRan 5.45% 3/15/43	185,000	213,064
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	191,225
Koppers 144A 6.00% 2/15/25 #	215,000	216,017
New Gold 144A 7.50% 7/15/27 #	150,000	156,536
NOVA Chemicals
144A 4.25% 5/15/29 #	160,000	150,202
144A 5.00% 5/1/25 #	130,000	131,479
Olin
5.00% 2/1/30	175,000	176,620
5.125% 9/15/27	195,000	197,677

Standard Industries 144A 4.75% 1/15/28 #	145,000	142,526
Steel Dynamics 5.00% 12/15/26	280,000	287,563
		2,754,033
Capital Goods — 1.50%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	300,000	285,503
Intertape Polymer Group 144A 4.375% 6/15/29 #	170,000	161,415
Madison IAQ 144A 5.875% 6/30/29 #	160,000	145,404
Terex 144A 5.00% 5/15/29 #	180,000	178,526
TK Elevator US Newco 144A 5.25% 7/15/27 #	300,000	297,365
TransDigm 144A 6.25% 3/15/26 #	125,000	128,773
		1,196,986

2    NQ-DDF [2/22] 4/22 (2112892)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 2.26%
Altice France 144A 5.50% 10/15/29 #	240,000	$ 220,240
Altice France Holding 144A 6.00% 2/15/28 #	305,000	270,684
Connect Finco 144A 6.75% 10/1/26 #	200,000	202,700
Consolidated Communications
144A 5.00% 10/1/28 #	70,000	66,407
144A 6.50% 10/1/28 #	70,000	69,825
Frontier Communications Holdings
144A 5.875% 10/15/27 #	245,000	248,723
144A 6.75% 5/1/29 #	100,000	97,250
Sprint
7.125% 6/15/24	190,000	205,675
7.875% 9/15/23	103,000	110,853
T-Mobile USA
2.625% 4/15/26	85,000	83,551
3.375% 4/15/29	85,000	83,320
3.50% 4/15/31	50,000	49,297

Zayo Group Holdings 144A 6.125% 3/1/28 #	100,000	93,039
		1,801,564
Consumer Cyclical — 4.68%
Bath & Body Works
6.875% 11/1/35	160,000	177,086
6.95% 3/1/33	104,000	110,103

Bloomin' Brands 144A 5.125% 4/15/29 #	150,000	146,807
Boyd Gaming 4.75% 12/1/27	289,000	290,532
Caesars Entertainment 144A 6.25% 7/1/25 #	295,000	306,206
Carnival
144A 5.75% 3/1/27 #	300,000	292,590
144A 7.625% 3/1/26 #	215,000	221,234

Fertitta Entertainment 144A 6.75% 1/15/30 #	220,000	209,700
Hilton Domestic Operating 144A 4.00% 5/1/31 #	475,000	464,882
Levi Strauss & Co. 144A 3.50% 3/1/31 #	143,000	133,488
MGM Resorts International 4.75% 10/15/28	60,000	59,849
PetSmart 144A 7.75% 2/15/29 #	250,000	263,066
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	305,000	299,295
Scientific Games International 144A 8.25% 3/15/26 #	137,000	143,238
Six Flags Entertainment 144A 4.875% 7/31/24 #	90,000	90,032
White Cap Buyer 144A 6.875% 10/15/28 #	150,000	149,434
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	379,000	$ 373,980
		3,731,522
Consumer Non-Cyclical — 1.05%
Energizer Holdings 144A 4.375% 3/31/29 #	150,000	135,373
JBS USA LUX
144A 6.50% 4/15/29 #	160,000	170,604
144A 6.75% 2/15/28 #	20,000	21,074

Kraft Heinz Foods 5.20% 7/15/45	140,000	158,666
Post Holdings
144A 5.625% 1/15/28 #	180,000	180,869
144A 5.75% 3/1/27 #	170,000	171,955
		838,541
Energy — 4.94%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	170,000	161,925
144A 7.00% 11/1/26 #	80,000	79,136

Callon Petroleum 144A 8.00% 8/1/28 #	70,000	72,885
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	43,653
5.875% 3/31/25	80,000	86,429

CNX Midstream Partners 144A 4.75% 4/15/30 #	85,000	82,283
CNX Resources
144A 6.00% 1/15/29 #	155,000	158,534
144A 7.25% 3/14/27 #	70,000	74,032

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	189,812
DCP Midstream Operating 5.125% 5/15/29	220,000	231,927
Energy Transfer 5.50% 6/1/27	115,000	126,868
EQM Midstream Partners 144A 4.75% 1/15/31 #	150,000	140,832
Genesis Energy
7.75% 2/1/28	210,000	207,674
8.00% 1/15/27	160,000	162,000

Murphy Oil 6.375% 7/15/28	265,000	274,931
Murphy Oil USA 144A 3.75% 2/15/31 #	145,000	134,724
NuStar Logistics 5.625% 4/28/27	160,000	160,406
Occidental Petroleum
6.45% 9/15/36	70,000	82,535
6.60% 3/15/46	320,000	382,909
6.625% 9/1/30	135,000	157,306

PDC Energy 5.75% 5/15/26	175,000	177,851
Southwestern Energy 7.75% 10/1/27	145,000	153,142

NQ-DDF [2/22] 4/22 (2112892)    3

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Targa Resources Partners 5.375% 2/1/27	300,000	$ 308,990
TechnipFMC 144A 6.50% 2/1/26 #	197,000	203,658
Western Midstream Operating 4.75% 8/15/28	75,000	77,753
		3,932,195
Financials — 1.40%
Ally Financial 5.75% 11/20/25	435,000	463,432
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	230,000	217,723
Hightower Holding 144A 6.75% 4/15/29 #	100,000	100,232
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	195,548
MSCI 144A 3.625% 11/1/31 #	145,000	141,590
		1,118,525
Healthcare — 3.27%
Bausch Health 144A 6.25% 2/15/29 #	340,000	290,470
Centene
3.375% 2/15/30	245,000	235,441
4.625% 12/15/29	165,000	170,223

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	200,132
Community Health Systems 144A 4.75% 2/15/31 #	90,000	84,828
DaVita 144A 4.625% 6/1/30 #	135,000	129,653
Encompass Health 5.75% 9/15/25	120,000	121,641
HCA
5.375% 2/1/25	405,000	429,353
5.875% 2/15/26	165,000	178,518
7.58% 9/15/25	80,000	90,050

Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	72,000	75,318
Service Corp International 4.00% 5/15/31	285,000	270,498
Tenet Healthcare
144A 4.25% 6/1/29 #	160,000	154,649
144A 6.125% 10/1/28 #	170,000	172,388
		2,603,162
Insurance — 0.75%
HUB International 144A 5.625% 12/1/29 #	155,000	147,444
NFP 144A 6.875% 8/15/28 #	160,000	149,012
USI 144A 6.875% 5/1/25 #	295,000	296,569
		593,025
Media — 3.84%
AMC Networks 4.25% 2/15/29	370,000	346,992
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	175,000	$ 168,835
4.50% 5/1/32	40,000	38,066
144A 5.125% 5/1/27 #	120,000	121,339
144A 5.375% 6/1/29 #	130,000	132,254

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	95,000	98,838
CSC Holdings
144A 3.375% 2/15/31 #	250,000	213,313
144A 5.00% 11/15/31 #	200,000	166,736

Directv Financing 144A 5.875% 8/15/27 #	160,000	160,200
Gray Television 144A 4.75% 10/15/30 #	290,000	272,325
Netflix 5.875% 11/15/28	315,000	356,690
Nielsen Finance
144A 4.50% 7/15/29 #	40,000	36,012
144A 4.75% 7/15/31 #	135,000	120,382

Sinclair Television Group 144A 5.125% 2/15/27 #	195,000	177,672
Sirius XM Radio 144A 4.00% 7/15/28 #	325,000	313,007
Terrier Media Buyer 144A 8.875% 12/15/27 #	145,000	148,789
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	189,799
		3,061,249
Real Estate Investment Trusts — 0.32%
GLP Capital 5.375% 4/15/26	110,000	117,840
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	45,000	45,306
5.75% 2/1/27	85,000	92,196
		255,342
Services — 1.83%
Aramark Services 144A 5.00% 2/1/28 #	345,000	345,997
GFL Environmental 144A 3.75% 8/1/25 #	59,000	58,481
Iron Mountain 144A 4.50% 2/15/31 #	305,000	285,593
Legends Hospitality Holding 144A 5.00% 2/1/26 #	58,000	56,898
Prime Security Services Borrower 144A 5.75% 4/15/26 #	220,000	226,333
Sotheby's 144A 5.875% 6/1/29 #	200,000	198,250
United Rentals North America 3.875% 2/15/31	149,000	144,190

4    NQ-DDF [2/22] 4/22 (2112892)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
Univar Solutions USA 144A 5.125% 12/1/27 #	140,000	$ 142,708
		1,458,450
Technology & Electronics — 0.82%
Go Daddy Operating 144A 3.50% 3/1/29 #	160,000	151,867
SS&C Technologies 144A 5.50% 9/30/27 #	490,000	504,151
		656,018
Transportation — 0.91%
Delta Air Lines 7.375% 1/15/26	206,000	231,437
Mileage Plus Holdings 144A 6.50% 6/20/27 #	150,000	158,419
United Airlines
144A 4.375% 4/15/26 #	55,000	54,929
144A 4.625% 4/15/29 #	70,000	68,411

VistaJet Malta Finance 144A 6.375% 2/1/30 #	220,000	209,774
		722,970
Utilities — 0.83%
Calpine
144A 5.00% 2/1/31 #	285,000	264,281
144A 5.25% 6/1/26 #	48,000	48,536

PG&E 5.25% 7/1/30	90,000	89,546
Vistra
144A 7.00% 12/15/26 #, μ, ψ	180,000	178,931
144A 8.00% 10/15/26 #, μ, ψ	80,000	82,298
		663,592
Total Corporate Bonds (cost $27,610,922)		27,100,839
	Number of shares
Common Stock — 95.55%
Communication Services — 7.87%
Century Communications =, †	500,000	0
Comcast Class A	42,048	1,966,165
Verizon Communications	41,500	2,227,305
Walt Disney †	13,979	2,075,322
		6,268,792
Consumer Discretionary — 7.60%
Dollar General	9,475	1,879,271
Dollar Tree †	15,700	2,230,656
TJX	29,500	1,949,950
		6,059,877
Consumer Staples — 5.95%
Archer-Daniels-Midland	30,900	2,424,105
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Conagra Brands	66,363	$ 2,320,714
		4,744,819
Energy — 3.18%
ConocoPhillips	26,679	2,530,770
		2,530,770
Financials — 14.38%
American International Group	38,100	2,333,244
Discover Financial Services	19,000	2,345,360
MetLife	34,564	2,334,798
Truist Financial	36,700	2,283,474
US Bancorp	38,200	2,159,828
		11,456,704
Healthcare — 16.02%
Baxter International	26,400	2,243,208
Cigna	9,408	2,237,034
CVS Health	21,400	2,218,110
Johnson & Johnson	12,700	2,090,039
Merck & Co.	29,000	2,220,820
Viatris	159,957	1,761,127
		12,770,338
Industrials — 11.23%
Dover	12,795	2,007,023
Honeywell International	10,424	1,977,954
Northrop Grumman	5,600	2,475,984
Raytheon Technologies	24,214	2,486,778
		8,947,739
Information Technology — 14.29%
Broadcom	3,300	1,938,552
Cisco Systems	35,400	1,974,258
Cognizant Technology Solutions Class A	24,782	2,134,474
Fidelity National Information Services	19,439	1,851,176
Motorola Solutions	8,200	1,807,526
Oracle	22,200	1,686,534
		11,392,520
Materials — 2.71%
DuPont de Nemours	27,932	2,161,099
		2,161,099
REIT Diversified — 0.34%
Duke Realty	2,650	140,450
EPR Properties	108	5,378
Lamar Advertising Class A	240	26,175
LXP Industrial Trust	5,276	81,567
Outfront Media	570	15,219
		268,789

NQ-DDF [2/22] 4/22 (2112892)    5

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Healthcare — 0.85%
Alexandria Real Estate Equities	840	$ 159,096
CareTrust REIT	2,570	44,975
Healthcare Trust of America Class A	2,740	80,528
Healthpeak Properties	2,300	71,438
Medical Properties Trust	4,020	81,767
National Health Investors	178	9,489
Ventas	741	40,014
Welltower	2,254	187,736
		675,043
REIT Hotel — 0.42%
Apple Hospitality REIT	6,429	113,729
Chatham Lodging Trust †	3,288	45,210
Gaming and Leisure Properties	1,140	51,767
Host Hotels & Resorts †	720	13,154
VICI Properties	3,860	107,926
		331,786
REIT Industrial — 0.86%
Plymouth Industrial REIT	860	22,429
Prologis	4,262	621,612
Terreno Realty	610	41,962
		686,003
REIT Information Technology — 0.68%
Digital Realty Trust	1,338	180,523
Equinix	505	358,414
		538,937
REIT Mall — 0.21%
Simon Property Group	1,196	164,522
		164,522
REIT Manufactured Housing — 0.28%
Equity LifeStyle Properties	1,300	97,006
Sun Communities	700	126,700
		223,706
REIT Multifamily — 3.74%
American Campus Communities	240	12,915
American Homes 4 Rent Class A	1,505	57,205
AvalonBay Communities	742	177,034
Camden Property Trust	583	96,259
Equity Residential	25,463	2,171,994
Essex Property Trust	500	158,585
Invitation Homes	4,276	161,633
Mid-America Apartment Communities	499	102,100
UDR	775	42,524
		2,980,249
REIT Office — 0.36%
Boston Properties	249	30,455
Cousins Properties	1,866	72,084
	Number of shares	Value (US $)
Common Stock (continued)
REIT Office (continued)
Douglas Emmett	870	$ 27,579
Highwoods Properties	1,560	68,016
Kilroy Realty	665	47,627
Orion Office REIT †	233	3,968
Piedmont Office Realty Trust Class A	2,150	36,636
SL Green Realty	4	318
		286,683
REIT Self-Storage — 0.87%
CubeSmart	778	37,507
Extra Space Storage	931	175,168
Iron Mountain	138	6,787
Life Storage	937	118,615
National Storage Affiliates Trust	880	51,278
Public Storage	860	305,317
		694,672
REIT Shopping Center — 0.62%
Agree Realty	500	32,075
Brixmor Property Group	3,795	95,330
Federal Realty Investment Trust	141	16,579
Kimco Realty	3,094	72,802
Kite Realty Group Trust	2,542	55,746
Regency Centers	1,065	70,173
Retail Opportunity Investments	3,387	61,508
SITE Centers	5,048	78,496
Urban Edge Properties	831	15,141
		497,850
REIT Single Tenant — 0.52%
Essential Properties Realty Trust	1,905	48,158
Four Corners Property Trust	1,611	42,498
National Retail Properties	1,270	54,115
Realty Income	2,330	153,990
Spirit Realty Capital	1,192	55,273
STORE Capital	2,040	62,669
		416,703
REIT Specialty — 0.06%
WP Carey	610	47,214
		47,214
Utilities — 2.51%
Edison International	31,600	2,004,072
		2,004,072
Total Common Stock (cost $59,521,248)		76,148,887

6    NQ-DDF [2/22] 4/22 (2112892)

(Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock — 1.49%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	95	$ 105,327
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	2,048	94,474
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	1,728	93,450
Bank of America 7.25% exercise price $50.00 **	58	76,418
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	3,327	164,187
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	2,890	126,380
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	3,600	203,076
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	133	120,365
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	623	62,911
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,500	138,750
Total Convertible Preferred Stock (cost $1,165,283)		1,185,338

Short-Term Investments — 1.80%
Money Market Mutual Funds — 1.80%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	359,486	359,486
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	359,486	359,486
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	359,486	359,486
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	359,486	359,486
Total Short-Term Investments (cost $1,437,944)		1,437,944

Total Value of Securities—139.10% (cost $94,345,115)		110,854,576
Value (US $)

Borrowing Under Line of Credit - (40.15%)	(32,000,000)

Receivables and Other Assets Net of Liabilities — 1.05%	838,470
Net Assets Applicable to 7,611,158 Shares Outstanding—100.00%	$79,693,045
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $18,829,812, which represents 23.63% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
USD – US Dollar

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